COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)		12 Months Ended
	Dec. 16, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Short-term guarantee issued by bank		$ 162,000
Long-term guarantee issued by bank		3,001,000
OSR Group
Other Commitments [Line Items]
Loss contingency		0
OSR Group | Monetary Damages
Other Commitments [Line Items]
Damages sought	$ 2,600,000,000
OSR Group | Exemplary Damages
Other Commitments [Line Items]
Damages sought	$ 5,200,000,000
Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties		$ 727,000
IIA
Other Commitments [Line Items]
Percentage of grants received representing maximum royalties due		1
Percentage of grants received representing maximum royalties due if sales are generated by producing products outside of Israel		3
Paid and accrued royalties		$ 0	$ 0	$ 27,000
IIA | Maximum
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid		0.05
IIA | Minimum
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid		0.03
BIRD
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid		0.05
Percentage of grants received representing maximum royalties due		1.50
Paid and accrued royalties		$ 0	$ 0	$ 0
BIRD | Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties		$ 433,000